(Logo)
The American Funds Group (R)

The American Funds
Tax-Exempt Series I

(Logo)

Annual Report
July 31, 1997

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. INVESTMENTS IN THE FUNDS ARE SUBJECT TO INTEREST RATE FLUCTUATIONS. ADDITIONALLY, EACH FUND IS MORE SUSCEPTIBLE TO FACTORS ADVERSELY AFFECTING ISSUERS OF ITS STATE'S TAX-EXEMPT SECURITIES THAN A MORE WIDELY DIVERSIFIED MUNICIPAL BOND FUND. SHARE PRICE AND RETURN WILL VARY; THEREFORE, YOU MAY GAIN OR LOSE MONEY BY INVESTING IN A FUND. INVESTORS SHOULD MAINTAIN A LONG-TERM-INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.
     INCOME MAY BE SUBJECT TO FEDERAL ALTERNATIVE MINIMUM TAXES. CERTAIN OTHER INCOME, AS WELL AS CAPITAL GAIN DISTRIBUTIONS, MAY BE TAXABLE.

Fellow Shareholders

     Over the 12 months ended July 31, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia continued to provide you with relative stability and an attractive level of tax-free income.

     The Maryland Fund's net asset value rose from $15.39 to $16.02 a share, and the Virginia Fund's net asset value increased from $15.77 to $16.37 a share. Meanwhile, the Maryland and Virginia Funds paid dividends totaling 79 and 80 cents a share, respectively.
     If, like most shareholders, you reinvested your dividends, your total return was...

     - 9.5% for the Maryland Fund
     - 9.1% for the Virginia Fund

     Total return, of course, includes both the change in the Fund's net asset value and the income return. The Maryland Fund's income return of 5.3% was the equivalent of 9.4% from a taxable investment if you are in the highest combined Federal, state and local tax bracket. The Virginia Fund's income return of 5.2% was the equivalent of 9.1% from a taxable investment if you're in the highest combined Federal and state tax bracket.

     If you took dividends in cash, your tax-free income return in the Maryland Fund and the Virginia Fund was 5.2% and 5.0% respectively.

     During fiscal 1997, the nation's economy was strong, employment levels reached record highs and the Consumer Price Index crept ahead 2.2%. Interest rates on taxable obligations were relatively stable, with the Federal Reserve Board increasing the Federal funds rate (the rate banks charge each other for overnight loans) only once, from 5.25% to 5.5% in March. Rates paid on tax-exempt municipal bonds, however, reached their lowest levels since 1993.

Few changes in portfolios

     Low turnover rates have historically characterized both portfolios, and 1997 was no exception. Turnover was 15% for the Maryland Fund and 18% for the Virginia Fund. While this generally highlights continuing satisfaction with existing holdings, it also reflects limited supply in the marketplace.

     During the past fiscal year, both Funds added housing bonds, which tend to be among the most stable issues. The Maryland Fund, for example, helped to finance the rehabilitation of Langley Gardens, a multi-family complex for low-income residents in Prince George's County. There is little credit risk because the bonds for the project are collateralized by "Ginnie Mae" (Government National Mortgage Association) securities. In the event of a default by the project, the bonds would be reclaimed at par (100% of the face amount of the bond held by the Fund). Intensive research by the Fund's investment adviser, Capital Research and Management Company, indicates that this risk is very low.

     The Virginia Fund invested in several multi-family projects backed by the Virginia Housing Development Authority, and the risks appear to be similarly small. Other additions to the Virginia portfolio included a hospital financing bond issued by Henry County and a pollution control bond backed by Browning-Ferris Industries. In the latter case, the Fund's managers were able to make good use of insights provided by their Capital counterparts who look at Browning-Ferris and the pollution control industry from an equity point of view.

     As always, Capital's team of municipal bond experts reviewed every holding on a regular basis, typically making in-person research visits to issuers and sites of unrated holdings _ which are usually riskier but potentially more rewarding _ at least once during the year.

Tax law expected to have little effect

     It seems unlikely that the tax law enacted in early August will have a significant impact on the Funds. In the past, states have often conformed their codes to reflect Federal tax law changes; however, now that responsibility for a number of programs formerly administered by the U.S. government has been transferred to the states, old equations may no longer hold true. The need for greater revenues may well lead a number of states to leave their existing codes intact. Indeed, neither Maryland nor Virginia has announced plans to amend its tax structure. Of course, the Funds' adviser will continue to monitor the situation.

Looking ahead

     Municipal bond rates are so low that the Funds' managers are proceeding with extra caution, believing that possible portfolio changes which could increase the average maturities of the Funds carry more downside risk than upside potential. Of course, if interest rates go up, bond prices should come down and opportunities may appear. The Funds' managers stand ready to seize the best opportunities and put them to work earning tax-exempt income for you.

     In late November, both Funds will distribute modest taxable capital gains. These result from proceeds realized through October 31 on sales of portfolio securities.

     We look forward to updating you in our next report, six months from now.

 Sincerely,

(Signatures)
James H. Lemon, Jr.      Harry J. Lister
Chairman                 President

September 17, 1997

(Chart 1)

Growth of a $10,000 Investment

                  Average Annual Compound Returns<F1>
                   (for periods ended July 31, 1997)

                      1 Year    5 Years  10 Years

      The Tax-
     Exempt Fund       +4.30%    +5.32%    +7.07%
     of Maryland

      The Tax-
     Exempt Fund       +3.90%    +5.18%    +7.01%
     of Virginia


Plot Points for Chart
                                   LEHMAN BROS    CONSUMER PRICE
Year         TEFMD       TEFVA     MUNI INDEX     INDEX (Inflation)
8/14/86      $9,525      $9,525    $10,000        $10,000
7/31/87       9,444       9,798     10,439         10,374
7/31/88      10,122      10,412     11,173         10,802
7/31/89      11,313      11,620     12,534         11,340
7/31/90      11,918      12,302     13,402         11,887
7/31/91      12,804      13,288     14,573         12,416
7/31/92      14,433      14,989     16,575         12,808
7/31/93      15,508      16,081     18,040         13,163
7/31/94      15,728      16,360     18,378         13,528
7/31/95      16,690      17,597     19,825         13,902
7/31/96      17,927      18,558     21,133         14,312
7/31/97      19,634      20,247     23,300         14,631

<F1> Assumes reinvestment of all distributions and payment of the 4.75%
maximum sales charge at the beginning of the stated periods.


The Funds' results in the graph reflect payment of the 4.75% maximum sales charge on a $10,000 investment. Thus, the net amount invested in each Fund was $9,525. The graph reflects the lifetime results from the Funds' inception date of August 14, 1986. All dividends and capital gain distributions are reinvested in additional shares without a sales charge. The Lehman Brothers Municipal Bond Index is a national index that includes more than 35,000 bonds and reflect over $500 billion of market capitalization. It excludes bonds subject to the alternative minimum tax and bonds with floating or zero coupons. It is not intended to be generally representative of any municipal bond fund that invests exclusively in the issues of a specific state. A broad-based municipal bond index generally representative of the Maryland and Virginia Funds is not currently available to cover the lifetimes of the Funds. The indexes are unmanaged and do not reflect sales charges, commissions or expenses. Past results are not predictive of future results.

Highlights _ as of July 31, 1997

                                         The Tax-Exempt      The Tax-Exempt
                                        Fund of Maryland    Fund of Virginia

Assets:
     Net Assets                            $86,656,661        $100,609,449
     Net Asset Value Per Share               $16.02              $16.37

Quality Diversification:
     Moody's/S&P Ratings (best of either)
       Aaa/AAA                                33.93%              37.38%
       Aa/AA                                                      20.67 38.09
       A/A                                                        16.72 9.50
       Baa/BBB                                13.83                7.12
       Lower than BBB or not rated            10.28                3.07
     Cash and Equivalents                      4.57                4.84
     Total                                   100.00%             100.00%

Maturity Diversification:<F1>
     Under 1 year                              4.57%               4.84%
     1 to 10 years                            27.91               31.32
     10+ to 20 years                          44.69               40.89
     20+ to 30 years                          22.83               22.46
     30+ years                                 -                   0.49
     Total                                   100.00%             100.00%

     Average Life<F2>                          9.93 years          9.41 years

<F1> Securities are included at pre-refunded dates, not maturity dates.

<F2> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund and the Virginia Fund is 15.91 years and 15.99 years, respectively.

     Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended June 30, 1997 (the most recent calendar quarter), assuming payments of the 4.75% maximum sales charge at the beginning of the stated periods _ for The Tax-Exempt Fund of Maryland: 10 years: +94.48% (or +6.88% a year), 5 years:
+30.26% (or +5.43% a year), 12 months: +2.57%; for The Tax-Exempt Fund of
Virginia: 10 years: +92.77% (or +6.78% a year), 5 years: +30.24% (or +5.43%
a year), 12 months: +2.14%. Sales charges are lower for accounts of $25,000 or more.

     The Funds' 30-day yields as of August 31, 1997, calculated in accordance with the Securities and Exchange Commission formula, at maximum sales charge, were 4.14% for the Maryland Fund and 3.90% for the Virginia Fund. The Funds' distribution rates as of that date were 4.75% and 4.60%, respectively. The SEC yield reflects income each Fund expects to earn based on current holdings, while the distribution rate is based solely on the Fund's past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ. For the latest yields based on actual distributions, call toll-free 800/421-0180.

The Tax-Exempt Fund of Maryland


Investment Portfolio, July 31, 1997
                                                                               Principal
                                                                                Amount    Market
                                                                                 (000)     Value
Tax-Exempt Securities Maturing in More than One Year _ 95.43%

College & University Revenue - 4.17%

Frederick County, College Revenue Bonds (Hood College Project),
1990 Series:
  7.05% 2004                                                                   $   410   $  442,238
  7.05% 2005                                                                       455      494,612

Maryland Health and Higher Educational Facilities Authority,
Refunding Revenue Bonds, Johns Hopkins University Issue,
Series 1988, 7.375% 2008                                                           500      525,030

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds:
  1992 Series A, 6.30% 2009                                                      1,050    1,139,597
  1993 Refunding Series C, 5.00% 2010                                            1,000    1,009,950
                                                                                          3,611,427


General Obligations (Local) - 1.90%

Anne Arundel County, Consolidated Water and Sewer, 1993
Refunding Series, 5.30% 2016                                                       500      505,315

Baltimore County, Metropolitan District Bonds, 63rd Issue,
1992 Series, 6.10% 2006                                                            250      273,215

Frederick County, Public Facilities Bonds 1990, 8.875% 2002                        250      302,168

Harford County Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010                                                            530      563,183
                                                                                          1,643,881

Hospital & Health Facilities Revenue - 17.32%

Maryland Health and Higher Educational Facilities Authority:
  Good Samaritan Hospital Issue, Revenue Bonds, Series 1993,
  5.70% 2009                                                                     1,000    1,093,280

  Howard County, General Hospital Issue, Series 1993:
    5.50% 2013                                                                   2,000    1,995,700
    5.50% 2021                                                                   2,000    1,939,380

  Johns Hopkins Hospital Issue, Revenue Refunding Bonds,
  Series 1993:
    5.60% 2009                                                                     850      893,741
    5.00% 2023                                                                   2,000    1,940,560

  Memorial Hospital of Cumberland Issue, Revenue Refunding
  Bonds, Series 1992, 6.50% 2010                                               $   750$     815,370

  Peninsula Regional Medical Center Issue, Project and Refunding
  Revenue Bonds, Series 1993, 5.00% 2023                                           500      477,615

  Suburban Hospital Issue, Revenue Refunding Bonds,
  Series 1993, 5.125% 2021                                                       3,000    2,953,140

Prince George's County (Dimensions Health Corporation Issue):
  Hospital Revenue Bonds, Series 1992, 7.20% 2006                                  215      245,536

  Project and Refunding Revenue Bonds, Series 1994, 5.375% 2014                  1,600    1,608,928

Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds (Mennonite General Hospital Project),
1996 Series A, 6.375% 2006                                                       1,000    1,047,470
                                                                                         15,010,720

Housing Finance Authority Revenue - 10.76%

Maryland Community Development Administration, Department of
Housing and Community Development, Single-Family Program Bonds:
  1994 First Series, 5.80% 2009                                                  2,000    2,095,500
  1994 First Series, 5.70% 2017                                                  2,255    2,295,680
  1994 Fifth Series, AMT, 5.875% 2017                                            1,365    1,399,794
  1990 First Series, 7.60% 2017                                                    495      519,270
  1988 Third Series, 8.00% 2018                                                  1,000    1,018,440

Montgomery County, Housing Opportunities Commission,
Single Family Mortgage Revenue Bonds, 1997 Series A, 5.50% 2009                    750      766,088

Prince George's County Housing Authority, GNMA/FNMA
Collateralized Single Family Mortgage Bonds,
Series 1994 A, AMT, 6.60% 2025                                                     930      977,486

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
  1988 Series A, 7.80% 2021                                                         10       10,304
  1988 Series B, 7.65% 2022                                                        230      243,395
                                                                                          9,325,957

Industrial Development Revenue _ 2.50%

Mayor and City Council of Baltimore, Port Facilities Revenue
Bonds (Consolidation Coal Sales Company Project):
  Series 1984 A, 6.50% 2011                                                    $   500$     547,030
  Series 1984 B, 6.50% 2011                                                        500      547,030

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                     1,000    1,072,761
                                                                                          2,166,821

Insured _ 16.96%

City of Baltimore, Refunding Revenue Bonds, FGIC Insured,
1994, Series A:
  6.00% 2015                                                                     1,500    1,691,355
  5.00% 2024                                                                     1,220    1,218,780

Charles County, Consolidated Public Improvement Bonds of 1993,
Series A, FGIC Insured, 5.25% 2003                                                 715      749,599

City of Frederick, General Improvement Bonds, 1992 Refunding
Series, FGIC Insured, 6.125% 2008                                                  890      968,774

Maryland Health and Higher Educational Facilities Authority:
  Francis Scott Key Medical Center Issue, Refunding Revenue
  Bonds, Series 1993, FGIC Insured, 5.00% 2013                                     500      500,300

  Johns Hopkins Medical Institutions Parking Facilities Issue,
  Parking Revenue Bonds, Series 1996, AMBAC Insured, 5.50% 2011                  1,200    1,262,340

  Memorial Hospital of Easton, Series 1989 B,
  MBIA Insured, 7.00% 2012                                                       1,200    1,283,364

  Mercy Medical Center Issue Project and Refunding Revenue
  Bonds, Series 1996, FSA Insured, 6.50% 2013                                    2,000    2,345,860

Prince George's County, Solid Waste Management System
Revenue Bonds, Series 1993, 6.50% 2007                                           2,000    2,248,340

Commonwealth of Puerto Rico:
  Electric & Power Authority, MBIA Insured, 7.00% 2007                           1,000    1,200,830

  Highway and Transportation Authority, Highway Revenue Refunding
  Bonds, Series Z, MBIA Insured, 6.25% 2014                                      1,000    1,162,810

  Public Improvement Bonds of 1987, MBIA Insured, 6.75% 2006                        65       66,482
                                                                                         14,698,834

Life Care Facilities Revenue - 8.36%

Calvert County, Economic Development Revenue Bonds
(Asbury-Solomons Island Facility), Series 1995, 8.625% 2024                     $2,300  $ 2,586,511

Maryland Health and Higher Educational Facilities Authority,
First Mortgage Refunding Revenue Bonds, Roland Park Place Issue,
Series 1989, 7.75% 2012                                                          2,000    2,110,300

Prince George's County, Refunding Revenue Bonds, Collington
Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013                   2,500    2,546,900
                                                                                          7,243,711

Multi-Family Housing _ 6.21%

Montgomery County, Maryland Housing Opportunities Commission,
Multi-Family Revenue Bonds:
  1995 Series A, 6.10% 2015                                                      2,025    2,102,699
  1994 Series A-2, 7.50% 2024                                                    2,000    2,137,760

Prince George's County, Mortgage Revenue Bonds
(GNMA Collateralized-Langley Gardens Apartments Project),
Series 1997 A, 5.60% 2017<F1>                                                    1,130    1,136,193
                                                                                          5,376,652

Pre-Refunded<F2> _ 11.15%

Frederick County, Public Facilities Bonds:
  1991, Series B, 6.30% 2011 (2002)                                              1,370    1,520,495
  1986 Series, 7.40% 2012 (2001)                                                   310      354,770

Harford County, Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010 (2002)                                                     970    1,057,213

Howard County, Metropolitan District Refunding Bonds,
1991 Series A, 6.625% 2021 (2001)                                                  500      546,295

Maryland State Health and Higher Educational Facilities Authority:
  Junior Lien Revenue Bonds, Francis Scott Key Medical Center
  Issue, 1990 Series A, 7.00% 2025 (2000)                                          250      274,788

  Sinai Hospital of Baltimore Issue, Revenue Bonds,
  1990 Series, AMBAC Insured, 7.00% 2019 (2000)                                    700      769,405

  Suburban Hospital Issue Revenue Bonds, Series 1992,
  6.50% 2017 (2002)                                                                500      559,330

  University of Maryland Medical System Issue, Revenue Bonds,
  Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                                 1,000    1,086,550

Prince George's County, Hospital Revenue Bonds (Dimensions
Health Corporation Issue), Series 1992, 7.20% 2006 (2002)                        1,035    1,188,718

Commonwealth of Puerto Rico:
  Housing Bank and Finance Agency, Single Family Mortgage Revenue
  Bonds, Homeownership 5th Portfolio, 1986 Series, 7.50% 2015 (2000)           $   495  $   539,758

  Public Improvement Bonds of 1992, MBIA Insured, 6.50% 2009 (2002)              1,000    1,119,790

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, 1989 Series B, 7.00% 2007 (1999)                                    600      648,821
                                                                                          9,665,933

Resource Recovery _ 7.15%

Maryland Energy Financing Administration, Limited Obligation Solid
Waste Disposal Revenue Bonds (Wheelabrator Water Technologies
Baltimore L.L.C. Projects), 1996 Series, AMT, 6.30% 2010                         2,750    2,966,728

Montgomery County, Northeast Maryland Waste Disposal Authority,
Solid Waste Revenue Bonds AMT:
  6.00% 2006                                                                     1,000    1,082,030
  6.00% 2007                                                                     1,000    1,085,130
  Series 1993 A, 6.30% 2016                                                      1,000    1,063,919
                                                                                          6,197,807

Special Obligations _ 2.82%

Montgomery County Revenue Authority, Golf Course System Revenue
Bonds, Series 1996 A, 6.00% 2014                                                 2,355    2,441,923

Tax Assessment Bonds _ 2.38%

Prince George's County, Special Obligation Bonds (Woodview Village
Infrastructure Improvements), Series 1997 A, 8.00% 2026                          2,000    2,061,779

Turnpikes & Toll Roads Revenue _ 1.27%

Maryland Transportation Authority Facilities Project,
Transportation Facilities Projects Revenue Bonds,
Series 1992, 5.80% 2006                                                          1,000    1,098,430

Water & Sewer Revenue _ 2.48%

Maryland Water Quality Financing Administration,
Revolving Loan Fund Revenue Bonds, Series 1991 B, 0.00% 2005                       700      491,225

Washington Suburban Sanitary District, Refunding Bonds of 1997,
5.75% 2017                                                                       1,510    1,657,361
                                                                                          2,148,586
                                                                                         82,692,461


Tax-Exempt Securities Maturing in One Year or Less _ 4.10%

Industrial Development Revenue _ 2.88%

Anne Arundel County, Economic Development Revenue Bonds
(Baltimore Gas and Electric Company Project):
  3.55% 1997                                                                    $1,000 $  1,000,000
  3.80% 1997                                                                       500      500,000
  3.90% 1997                                                                     1,000    1,000,000
                                                                                          2,500,000

Pre-Refunded<F2> _ 1.22%

Suburban Hospital Issue Revenue Bonds, Series 1988,
7.50% 2008 (1998)                                                                1,000    1,053,050
                                                                                          3,553,050
TOTAL TAX-EXEMPT SECURITIES (cost: $80,395,000)                                          86,245,511
Excess of cash and receivables over payables                                                411,150
NET ASSETS                                                                              $86,656,661

<F1> Represents a when-issued security.

<F2> Parenthetical year represents date of pre-refunding.

See Notes to Financial Statements



The Tax-Exempt Fund of Virginia
Investment Portfolio, July 31, 1997

                                                                               Principal
                                                                                Amount    Market
                                                                                 (000)     Value
Tax-Exempt Securities Maturing in More than One Year _ 95.16%

College & University Revenue _ 2.82%

Virginia College Building Authority Educational Facilities Revenue
Bonds (Marymount University Project), Series 1992, 6.875% 2007                  $1,650  $ 1,782,875

Virginia Polytechnic Institute and State University, University Services
System and General Revenue Pledge Bonds,
Series C 1996, 5.35% 2009                                                        1,000    1,050,290
                                                                                          2,833,165

General Obligations (Local) _ 11.44%

Arlington County:
  Public Improvement Bonds, Series 1996, 6.00% 2011                              1,000    1,135,430
  Refunding Bonds, Series 1993, 6.00% 2012                                       1,000    1,136,510

Chesapeake:
  Public Improvement Bonds, Series 1992, 6.00% 2006                              1,600    1,739,520
  Refunding Bonds, Series 1993, 5.40% 2008                                       1,000    1,076,390
  Water and Sewer Bonds, Series 1995 A, 5.375% 2020                              1,500    1,520,670

Leesburg Refunding Bonds, Series 1993, 5.60% 2008                                1,195    1,270,620

Lynchburg Public Improvement Refunding Bonds,
Series 1993, 5.25% 2009                                                          1,000    1,033,050

Newport News General Obligation, Water Bonds,
Series A 1992, 6.125% 2009                                                       1,170    1,258,663

Norfolk Capital Improvement and Refunding Bonds,
Series 1992 A, 6.00% 2011                                                          500      528,755

Roanoke Public Improvement and Refunding Bonds,
Series 1992 B:
  6.375% 2009                                                                      250      270,405
  6.40% 2011                                                                       500      541,429
                                                                                         11,511,442

General Obligations (State) _ .80%

Commonwealth of Virginia, Public Facilities Bonds,
1993 Series A, 5.40% 2005                                                          750      804,705

Hospital & Health Facilities Revenue _ 16.88%

Fairfax County Industrial Development Authority, Hospital
Revenue Refunding Bonds (INOVA Health Systems Hospital Project),
Series 1993 A:
  5.00% 2007                                                                       250      774,195
  5.25% 2019                                                                     2,500    2,509,700
  5.00% 2023                                                                       500      483,045

Hospital & Health Facilities Revenue - (continued)

Hampton Industrial Development Authority, Hospital Revenue
Bonds (Sentara Hospitals), 5.125% 2016                                          $1,000   $  989,660

Industrial Development Authority of Henry County, Hospital Revenue
Bonds (Memorial Hospital of Martinsville and Henry County),
Series 1997, 6.00% 2017                                                          2,000    2,101,180

Lynchburg Industrial Development Authority, Hospital
Facilities, Revenue Refunding Bonds, Centra
Health, Inc., Series 1988, 8.125% 2016                                           1,000    1,054,970

Norfolk Industrial Development Authority, Hospital Revenue
Bonds (Sentara Hospitals-Norfolk Project),
Series A 1994, 5.00% 2020                                                        2,315    2,243,652

Peninsula Ports Authority:
  Health Care Facilities Revenue and Refunding Bonds (Mary
  Immaculate Project), 1994 Series, 6.875% 2010                                  1,900    2,213,709

  Health System Revenue and Refunding Bonds
  (Riverside Health System Project),
  Series 1992 A, 6.625% 2010                                                     1,300    1,420,341

Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds (Mennonite General Hospital Project),
1996 Series A, 6.375% 2006                                                       2,000    2,094,940

Virginia Beach, Virginia Development Authority
(Sentara Bayside Hospital), 6.60% 2009                                           1,000    1,091,990
                                                                                         16,977,382

Housing Finance Authority Revenue _ 4.24%

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
  1988 Series A, 7.80% 2021                                                         10       10,304
  1988 Series B, 7.65% 2022                                                        280      296,307

Virginia Housing Development Authority, Commonwealth
Mortgage Bonds:
  1994 Series H, Sub-Series H-1, 6.10% 2003                                        500      530,735
  1995 Series A-AMT, Sub-Series A-1, 6.60% 2004                                  1,000    1,087,060
  1994 Series I-AMT, Sub-Series I-1, 6.40% 2005                                    800      862,144
  1994 Series H, Sub-Series H-2, 6.55% 2017                                      1,000    1,069,490
  1992 Series A, 7.10% 2022                                                        380      403,203
                                                                                          4,259,243

Industrial Development Revenue _ 3.11%

Industrial Development Authority of the County of Henrico,
Solid Waste Disposal Revenue Bonds (Browning-Ferris Industries of
South Atlantic, Inc. Project):
  Series 1996 A AMT, 5.30% 2011                                                 $1,000 $  1,032,970
  Series 1996 A AMT, 5.45% 2014                                                  1,000    1,023,110

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                     1,000    1,072,761
                                                                                          3,128,841

Insured _ 21.04%

Augusta, Hospital Revenue Bonds, AMBAC Insured, 5.125% 2021                      1,000      973,650

Chesapeake Certificates of Participation,
MBIA Insured, 1993 Series, 5.40% 2005                                            1,000    1,057,890

Danville, Virginia Industrial Development Authority, Hospital
Revenue Bonds, Danville Regional Medical Center,
Series 1994, FGIC Insured, 6.00% 2007                                            1,000    1,095,640

Fairfax County Industrial Development Authority,
Hospital Revenue Refunding Bonds (INOVA Health System
Hospitals Project), Series 1993 A, FSA Insured, 5.25% 2019                       1,000    1,002,570

Industrial Development Authority of the County of Hanover,
Hospital Revenue Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, MBIA Insured:
  6.50% 2010                                                                     1,375    1,621,593
  6.375% 2018                                                                    1,000    1,167,600

Loudoun County:
  Industrial Development Authority, Hospital Revenue Bonds,
  FSA Insured, 6.00% 2005                                                        1,000    1,098,030

  Sanitation Authority, Water and Sewer System Revenue Bonds,
  FGIC Insured:
    Series 1992, 6.25% 2010                                                      2,000    2,189,820
    Series 1996, 5.125% 2030                                                       500      491,820

Industrial Development Authority of the City of Norfolk,
Health Care Revenue Bonds (Bon Secours Health System), Series 1997:
  5.00% 2006<F1>                                                                 1,190    1,218,227
  5.00% 2007<F1>                                                                 1,250    1,281,875

Pamunkey Regional Jail Authority, Jail Facility Revenue Bonds,
Series 1996, MBIA Insured, 5.70% 2010                                            1,000    1,074,680

Richmond, FGIC Insured, 5.00% 2021                                              $1,000   $  974,370

County of Roanoke, Water System Refunding Revenue Bonds,
Series 1993, 5.00% 2021                                                          3,100    2,994,972

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1995 A, MBIA Insured, 5.00% 2025                           1,000      972,099

City of Virginia Beach Development Authority, Hospital Revenue
Bonds (Virginia Beach General Hospital Project), Series 1993,
AMBAC Insured, 6.00% 2011                                                        1,000    1,129,110

Washington, D.C. Metropolitan Area Airports Authority, Airport
System Revenue and Refunding Bonds, MBIA Insured AMT,
Series 1992 A, 6.625% 2019                                                         750      824,018
                                                                                         21,167,964

Lease Revenue (Local) _ 2.34%

Industrial Development Authority of Arlington County, Headquarters
Facility Revenue Bonds (The Nature Conservancy),
Series 1997 A, 5.40% 2017                                                          350      354,592

Fairfax County Economic Development Authority, Lease Revenue
Bonds (Government Center Properties), Series 1994, 5.25% 2018                    2,000    2,004,020
                                                                                          2,358,612
Lease Revenue (State) _ 1.50%

Virginia Public Building Authority, State Building Revenue
Bonds, Series 1995, 5.20% 2015                                                   1,500    1,509,540

Life Care Facilities Revenue _ 3.08%

Industrial Development Authority of the County of James City,
Virginia, Residential Care Facility First Mortgage Revenue Bonds
(Williamsburg Landing, Inc.), Series 1996A, 6.625% 2019                          3,000    3,094,140

Local Appropriation _ .53%

Fairfax County Economic Development Authority, Parking Revenue
Bonds (Huntington Metrorail Station Project),
Series 1990 A, 6.75% 2015                                                          500      533,545

Multi-Family Housing _ 2.25%

Virginia Housing Development Authority, Multi-Family Housing Bonds:
  1997 Series B-AMT, 5.80% 2010                                                 $1,185 $  1,223,086
  1996 Series B, 5.95% 2016                                                      1,000    1,042,520
                                                                                          2,265,606

Pre-Refunded<F2> _ 14.90%

Fairfax County:
  Industrial Development Authority Hospital Revenue Bonds
  (Fairfax Hospital System Project), INOVA Health Systems,
  Series 1991 C, 6.801% 2023 (2001)                                              1,000    1,118,300

  Water Authority Revenue, Series 1989, 7.30% 2021 (2000)                        1,250    1,367,238

Henry County Public Service Authority, Water and Sewer Revenue
Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                              1,250    1,382,388

Loudoun County Sanitation Authority, Water and Sewer System
Revenue Bonds, Series 1989, AMBAC Insured, 7.50% 2017 (1999)                       375      400,643

Norfolk Industrial Development Authority, Hospital Revenue Bonds:
  (Children's Hospital of the King's Daughters Obligated
  Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)                            400      447,656

  (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)             250       276,495

Prince William County Service Authority, Water and Sewer
System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)                 680      750,720

Roanoke:
  Industrial Development Authority, Hospital Revenue Bonds,
  Carilion Health System (Roanoke Memorial Hospital Projects),
  Series 1990, MBIA Insured, 7.25% 2017 (2000)                                     750      829,035

  Water System Revenue Bonds, Series 1991,
  FGIC Insured, 6.50% 2021 (2001)                                                  750      828,000

Southeastern Public Service Authority, Regional Solid Waste
System, Senior Revenue Refunding Bonds, Series 1989, BIG Insured:
  7.00% 2006 (1999)                                                                500      537,380
  7.00% 2013 (1999)                                                              1,000    1,074,760

Suffolk, Series 1989, 7.00% 2005 (1998)                                          1,000    1,054,260

University of Virginia, Hospital Revenue Bonds, 1984 Series A,
HIBI Insured, 9.875% 2001 (2001)                                                    10       11,160

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)                    $   700  $   748,300

Virginia Education Loan Authority, Student Loan Program Revenue
Refunding Bonds, Senior Series 1993 D AMT, 5.95% 2009 (2005)                       790      858,912

Virginia Public Building Authority, State Building Revenue Bonds,
Series 1991 A, 6.50% 2011 (2001)                                                 1,750    1,933,610

Virginia Resources Authority:
  Solid Waste Disposal System Revenue Bonds,
  1990 Series A, 7.30% 2015 (2000)                                               1,000    1,098,330

  Water and Sewer System Revenue Bonds
  Series 1990, 7.25% 2011 (2000)                                                   250      277,423
                                                                                         14,994,610

Resource Recovery _ 2.07%

Fairfax County Economic Development Authority, Resource Recovery
Revenue Bonds, Series 1988 A AMT (Ogden Martin Systems of
Fairfax, Inc. Project), 7.55% 2003                                                 500      535,119

Roanoke Valley Resource Authority, Solid Waste System Revenue
Bonds, Series 1992, 5.75% 2012                                                   1,500    1,546,500
                                                                                          2,081,619

State Authority _ 6.11%

Virginia Public School Authority, School Financing Bonds:
  (1991 Resolution), Series 1995 C, 5.00% 2002                                   1,000    1,036,200
  (1987 Resolution), 1991 Refunding Series C, 6.25% 2007                         1,500    1,637,505
  (1991 Resolution), Series 1994 A, 6.20% 2014                                   1,500    1,622,745

Virginia Resources Authority:
  Water and Sewer System Revenue Bonds
  (Pooled Loan Program), 1986 Series A, 7.50% 2017                                  50       50,972

  Water System Refunding Revenue Bonds, 1992 Series A, 6.45% 2013                  750      801,113

  Water System Revenue Bonds (Appomattox River Water Authority
  Refunding), 1993 Series A, 5.25% 2013                                          1,000    1,005,858
                                                                                          6,154,393

Water & Sewer Revenue _ 2.05%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
Series 1992, 6.375% 2009                                                        $1,250  $ 1,366,500
Rivanna Water and Sewer Authority, Regional Water and Sewer
System Refunding Revenue Bonds, Series 1991, 6.40% 2007                            645      700,831
                                                                                          2,067,331
                                                                                         95,742,138

Tax-Exempt Securities Maturing in One Year or Less _ 5.27%

Hospital & Health Facilities Revenue _ .99%

Industrial Development Authority of Fairfax County,
Unit Priced Demand Adjustable Hospital Revenue Bonds
(INOVA Health Systems Project) Series 1993 B, 3.65% 1997                         1,000    1,000,000

Industrial Development Revenue _ .50%

Peninsula Ports Authority, Refunding Port Facilities (Shell Oil Company),
1987 Series, 3.75% 2005<F3>                                                        500      500,000

Pre-Refunded<F2> _ 3.78%

Chesapeake, Hospital Authority Facility for Chesapeake
General Hospital, First Mortgage Revenue, BIG Insured
Series 1988, 7.625% 2018 (1998)                                                  1,000    1,053,930

Portsmouth Improvement Bonds, Public Improvement Refunding
Bonds, Series 1987, 7.50% 2012 (1997)                                              500      517,010

Richmond Public Utility Revenue Bonds,
Series 1988 A, 8.00% 2018 (1998)                                                   750      779,175

Commonwealth of Virginia Transportation Board,
Transportation Contract Revenue Bonds, Route 28 Project,
Series 1988:
  7.70% 2008 (1998)                                                                890      927,807
  7.80% 2016 (1998)                                                                500      521,514
                                                                                          3,799,436
                                                                                          5,299,436

TOTAL TAX-EXEMPT SECURITIES (cost: $93,987,000)                                         101,041,574
Excess of payables over cash and receivables                                               432,125)

NET ASSETS                                                                             $100,609,449

<F1> Represents a when-issued security.

<F2> Parenthetical year represents date of pre-refunding.

<F3> Coupon rate may change periodically.

See Notes to Financial Statements

Financial Statements

Statement of Assets and Liabilities
July 31, 1997
(dollars in thousands)

                                          The Tax-Exempt    The Tax-Exempt
                                         Fund of Maryland  Fund of Virginia

Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $76,918 and $88,827,
      respectively)                           $82,693         $  95,742
    Maturing in one year or less
      (cost: $3,477 and $5,160,
      respectively)                             3,553             5,299

  Cash                                            766               386
  Receivables for _
    Sales of Funds' shares                        243               584
    Accrued interest                              764             1,399
      Total Assets                             88,019           103,410

Liabilities:
  Payables for _
    Purchases of investments                    1,130             2,510
    Repurchases of Funds' shares                    7                38
    Dividends                                     137               166
    Adviser and management services                32                36
    Accrued expenses                               56                51
      Total Liabilities                         1,362             2,801

Net Assets:
  Net assets applicable to Funds' shares
  issued and outstanding                      $86,657          $100,609

  Funds' shares outstanding<F1>             5,409,824         6,146,541

  Net asset value per share                    $16.02            $16.37

[FN]
<F1>Shares of beneficial interest, unlimited shares authorized
See Notes to Financial Statements

Financial Statements

Statement of Operations
For the year ended July 31, 1997
(dollars in thousands)
                                          The Tax-Exempt    The Tax-Exempt
                                         Fund of Maryland  Fund of Virginia
Investment Income:
  Income:
    Interest on tax-exempt securities          $4,801            $5,435

  Expenses:
    Investment adviser fee                        203               229
    Business management fee                       165               184
    Distribution fee                              198               234
    Transfer agent fee                             31                35
    Reports to shareholders                        15                18
    Registration statement and prospectus           4                 3
    Postage, stationery and supplies               10                11
    Trustees' fees                                  8                 8
    Custodian fee                                   4                 4
    Auditing and legal fees                        23                23
    Other expenses                                  5                 6
      Total expenses                              666               755

  Net investment income                         4,135             4,680

Realized Gain and Unrealized Appreciation
on Investments:
  Net realized gain                               561               118
  Net unrealized appreciation:
    Beginning of year                           3,039             3,552
    End of year                                 5,851             7,054
      Net change in unrealized appreciation     2,812             3,502

  Net realized gain and change in
  unrealized appreciation                       3,373             3,620

Net Increase in Net Assets
Resulting from Operations                      $7,508            $8,300

See Notes to Financial Statements

Statement of Changes in Net Assets
(dollars in thousands)
                                                                             Year Ended July 31
                                                                              1997        1996

The Tax-Exempt Fund of Maryland

Operations:
  Net investment income                                                 $   4,135    $   4,008
  Net realized gain on investments                                            561           81
  Net change in unrealized appreciation on investments                      2,812          365
    Net increase in net assets resulting from operations                    7,508        4,454

Dividends Paid to Shareholders from Net Investment Income                 (4,135)      (4,008)

Capital Share Transactions:
  Proceeds from shares sold: 717,812 and 733,060 shares,
    respectively                                                           11,169       11,338
  Proceeds from shares issued in reinvestment of net investment
    income dividends: 163,465 and 165,984 shares, respectively              2,544        2,565
  Cost of shares repurchased: 671,863 and 613,087 shares,
    respectively                                                         (10,456)      (9,466)
    Net increase in net assets resulting from capital
      share transactions                                                    3,257        4,437

Total Increase in Net Assets                                                6,630        4,883

Net Assets:
  Beginning of year                                                        80,027       75,144
  End of year                                                             $86,657      $80,027


The Tax-Exempt Fund of Virginia

Operations:
  Net investment income                                                $    4,680     $  4,705
  Net realized gain on investments                                            118          131
  Net change in unrealized appreciation on investments                      3,502           74
    Net increase in net assets resulting from operations                    8,300        4,910

Dividends and Distributions Paid to Shareholders:
  Dividends from net investment income                                    (4,680)      (4,705)
  Distributions from net realized gain on investments                           -        (320)
    Total dividends and distributions                                     (4,680)      (5,025)

Capital Share Transactions:
  Proceeds from shares sold: 1,037,170 and 655,816 shares,
    respectively                                                           16,514       10,441
  Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments:
    168,347 and 190,123 shares, respectively                                2,677        3,020
  Cost of shares repurchased: 798,604 and 912,994 shares,
    respectively                                                         (12,694)     (14,537)
    Net increase (decrease) in net assets resulting from capital
      share transactions                                                    6,497      (1,076)

Total Increase (Decrease) in Net Assets                                    10,117      (1,191)

Net Assets:
  Beginning of year                                                        90,492       91,683
  End of year                                                            $100,609      $90,492

See Notes to Financial Statements



Notes to Financial Statements

1. The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital. The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

     Tax-exempt securities with maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the Trust, as well as actual bid and asked prices on a particular day.

     Other securities with maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. All securities wit 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the Trust purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

     Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fee of $4,000 for both the Maryland and Virginia Funds was paid by these credits rather than in cash.

2. It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of July 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland and Virginia Funds aggregated $5,851,000 and $7,054,000, respectively. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1997. The cost of portfolio securities for book and federal income tax purposes was $80,395,000 and $93,987,000 for the Maryland and Virginia Funds, respectively, at July 31, 1997.

3. Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $165,000 and $184,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC for business management services. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $27,000 and $35,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.

     Fees of $203,000 and $229,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

     Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1997, distribution expenses under the Plan were $198,000 and $234,000, including accrued and unpaid expenses of $43,000 and $38,000, for the Maryland and Virginia Funds, respectively.

     American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $31,000 and $35,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $32,000 and $52,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.

     Trustees who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 1997, aggregate amounts deferred and earnings thereon were $10,000 each for the Maryland and Virginia Funds.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4.   As of July 31, 1997:
                                      The Tax-Exempt    The Tax-Exempt
                                     Fund of Maryland  Fund of Virginia
Accumulated
  undistributed net
  realized gain
  on investments                    $      561,000     $     114,000
Paid-in capital                         80,245,000        93,441,000
Purchases and sales of
  investment securities,
  excluding short-term
  securities, during
  the year ended
  July 31, 1997:
    Purchases                           14,795,000        24,672,000
    Sales                               12,012,000        16,753,000


Per-Share Data and Ratios

The Tax-Exempt Fund of Maryland
                                                        Year Ended July 31
                                               1997   1996   1995   1994   1993
Net Asset Value, Beginning of Year          $15.39 $15.29 $15.00 $15.53 $15.22

Income from Investment Operations:
  Net investment income                        .79    .80    .80    .76    .79
  Net realized and unrealized gain (loss)
    on investments                             .63    .10    .29   (.53)   .31

    Total income from investment operations   1.42    .90   1.09    .23   1.10

Less Distributions:
  Dividends from net investment income        (.79)  (.80)  (.80)  (.76)  (.79)

Net Asset Value, End of Year                $16.02 $15.39 $15.29 $15.00 $15.53

Total Return<F1>                              9.52%  5.95%  7.58%  1.42%  7.44%

Ratios/Supplemental Data:
  Net assets, end of year (in millions)        $87    $80    $75    $75    $64
  Ratio of expenses to average net assets      .82%   .81%   .78%   .75%   .83%
  Ratio of net income to average net assets   5.08%  5.14%  5.38%  4.90%  5.12%
  Portfolio turnover rate                    15.27% 16.01% 20.91% 10.01%  9.05%

The Tax-Exempt Fund of Virginia
                                                        Year Ended July 31
                                               1997   1996   1995   1994   1993
Net Asset Value, Beginning of Year          $15.77 $15.79 $15.49 $16.01 $15.72

Income from Investment Operations:
  Net investment income                        .80    .81    .83    .80    .82
  Net realized and unrealized gain (loss)
    on investments                             .60    .03    .30   (.52)   .29
    Total income from investment operations   1.40    .84   1.13    .28   1.11

Less Distributions:
  Dividends from net investment income        (.80)  (.81)  (.83)  (.80)  (.82)
  Distributions from net realized gains       -      (.05)  -      -      -
    Total distributions                       (.80)  (.86)  (.83)  (.80)  (.82)

Net Asset Value, End of Year                $16.37 $15.77 $15.79 $15.49 $16.01

Total Return<F1>                              9.10%  5.46%  7.56%  1.74%  7.29%

Ratios/Supplemental Data:
  Net assets, end of year (in millions)       $101    $90    $92    $93    $80
  Ratio of expenses to average net assets      .81%   .79%   .79%   .78%   .84%
  Ratio of net income to average net assets   4.99%  5.11%  5.37%  5.04%  5.18%
  Portfolio turnover rate                    18.41% 27.34% 32.18%  2.36%  4.96%

[FN]
<F1>This was calculated without deducting a sales charge.  The maximum sales charge is 4.75% of each Fund's offering price.


Report of Independent Accountants

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 1997, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Los Angeles, California
August 29, 1997


Shareholders may exclude from Federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

Since the amounts above are reported for the fiscal year and not a calendar year, shareholders should refer to their Form 1099-DIV which will be mailed in January 1998 to determine the calendar year amounts to be included on their respective 1997 tax returns. Shareholders should consult their tax advisers.


Shareholders Services

To help you add to your account

Automatic Reinvestment of Distributions

All dividends and capital gain distributions can be automatically reinvested in additional shares at net asset value (without sales charge), thus providing you with additional potential for growth through compounding.

Investing by Mail
Simply send a check for $50 or more to the fund's transfer agent. You can send personal checks or you can put bonus, gift or dividend checks to work by endorsing them to the fund for investment into your account.

Automatic Investment Plan
You can make automatic investments regularly by authorizing the fund's transfer agent to deduct a specified sum from your bank account.

Cross-Reinvestment of Distributions
You can cross-reinvest dividends or dividends and capital gain distributions from one fund into another at no charge if you have a balance of at least $5,000 in the originating fund or meet the minimum initial investment for the receiving fund.

To help you add to your investment at a reduced sales charge

Quantity Discounts
There are discounts on large investments, whether they are in one fund or a combination of funds in The American Funds Group, as explained in the prospectus.

Right of Accumulation
You can add the value of your present shares of any of the funds in The American Funds Group (except shares of our money market funds that were purchased directly) to the amount of any new purchase in order to qualify for a quantity discount on your new investment.

Statement of Intention
You can, without obligation, sign a Statement of Intention that allows you to combine the purchases you intend to make over a 13-month period so as to take immediate advantage of the maximum quantity discount available.

To help you pay your bills

Dividends in Cash
You have the option of taking your dividends in cash.

Automatic Withdrawal Plan
You can arrange to have regular checks for specified amounts sent to you or to anyone you designate in any month(s) you choose.

To help you meet your changing needs

Exchange Privileges
Should your goals or financial circumstances change, you can easily restructure your investment program by transferring some or all of your holdings into other funds in The American Funds Group. You can do this at no charge by mail or by phone. Automatic exchanges of $50 or more may also be made between funds. Your initial exchange must meet the receiving fund's minimum investment requirement unless the originating fund's balance is at least $5,000 (in which case you have a year to meet the minimum investment requirement). Please remember that fund exchanges constitute a sale and purchase for tax purposes.

To help you with recordkeeping

Confirmation of Transactions
You receive account statements reflecting the transactions in your account.

Consolidated Quarterly Statements
If you have more than one account with the American Funds, you can request a quarterly statement combining certain accounts registered to the same individual.

Telephone Information Service
American FundsLine(R) is a toll-free service which gives you information about your account as well as current prices for the American Funds. Just call 800/325-3590. (Please have your account number and fund number ready.)

ImageCheck(SM)
If you're a shareholder in a fund that has check-writing privileges (The Cash Management Trust of America, The U.S. Treasury Money Fund of America or The Tax-Exempt Money Fund of America), each month you'll receive photo images of the front and back of each cleared check on easy-to-file
8 1/2" x 11" statements.

Year-End Tax Report
At the end of each year, you will receive an individual report which shows the tax status of the dividends and any capital gain distributions paid to you during the year. In many instances, these reports can help you calculate taxes due on shares you've sold by reporting average cost.

Safekeeping of Certificates
Your shares are credited to your account and certificates are not issued unless specifically requested. This helps eliminate the costly, irritating problem of lost or destroyed certificates.

For information about your account or any of the Fund's services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

The American Funds Tax-Exempt Series I

(Logos)

Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust
Chairman and Chief Executive Officer,
The Johnston-Lemon Group, Incorporated

Stephen Hartwell
Chairman Emeritus of the Trust
Chairman, Washington Management Corporation

Harry J. Lister
President of the Trust
President, Washington Management Corporation

Cyrus A. Ansary
President
Investment Services International Company

Jean Head Sisco
Partner, Sisco Associates

T. Eugene Smith
President, T. Eugene Smith, Inc.

Stephen G. Yeonas
Chairman and Chief Executive Officer,
Stephen G. Yeonas Company

Other Officers

Howard L. Kitzmiller
Senior Vice President, Secretary/Treasurer of the Trust
Director, Senior Vice President, Secretary and Assistant Treasurer, Washington Management Corporation

Lois A. Erhard
Vice President of the Trust
Vice President, Washington Management Corporation

Michael W. Stockton
Assistant Vice President, Assistant Secretary and Assistant Treasurer of the Trust
Assistant Vice President and Assistant Treasurer, Washington Management Corporation

Offices of the Funds and of the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA  90071-1443

135 South State College Boulevard
Brea, CA  92821-5804

Transfer Agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA  23501-2280

Custodian

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY  10081-0001

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC  20005-2216

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA  90071-1462

Independent Accountants

Price Waterhouse LLP
400 South Hope Street
Los Angeles, CA  90071-2889
This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Annual Report/1997

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TEFMD/TEFVA-011-0997

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The American Funds Group(R)